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[Letterhead of SUTHERLAND ASBILL & BRENNAN]

                                 October 3, 2001

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


     Re:  Registrant: Separate Account B of Paragon Life Insurance Company
          File No:   33-75778
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Gentlemen:

     On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended (the "Act"), I hereby certify pursuant to Rule 497(j) under the Act:

     (1) that the form of prospectus that would have been filed under Rule 497(b) would not have differed from the prospectus contained in the registrant's most recent registration statement; and

     (2) that the registrant electronically filed the text of the most recent registration statement with the Securities and Exchange Commission via EDGAR on September 7, 2001.

     If you have any questions, please contact the undersigned at (202)
     383-0261.


                                               Sincerely,


                                               /s/ Lloyd F. Bernard
                                               ---------------------------------
                                               Lloyd F. Bernard



Cc:  Elizabeth Rich